Subsequent Events	12 Months Ended
Dec. 31, 2013
Subsequent Events
13.	Subsequent Events

Repurchase of Restricted Stock

On February 5, 2014, due to the termination of employment of an employee, the Company repurchased 400,000 shares of restricted stock for $1,440 pursuant to the restricted stock purchase agreement between the Company and such employee.